PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 26,630.2	R$ 30,055.7
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	23,662.7	26,961.3
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 2,967.5	R$ 3,094.4